DEFINED BENEFIT PENSION PLANS - Components of Net Periodic Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Retirement Benefits [Abstract]
Service cost	$ 16	$ 185
Interest costs	501	543
Expected return on plan assets	(437)	(458)
Amortization of net actuarial loss	4	74
Curtailment gain	0	(143)
Net periodic pension costs	$ 84	$ 201